Financial liabilities on funding arrangements - Movement schedule (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Financial Liabilities On Funding Arrangements [Roll Forward]
At February 1	$ 0	$ 4,380,000	$ 7,449,000
Unwinding of discount factor	0	309,000	981,000
Derecognition of financial liabilities- finance income	0	0	(4,014,000)
Remeasurement of financial liabilities on funding arrangements - (finance income) / finance cost	0	(3,695,000)	533,000
Net finance income on funding arrangements accounting for as financial liabilities	0	(3,386,000)	(2,500,000)
Remeasurement or derecognition of financial liabilities – other operating income	0	(715,000)	(1,181,000)
Currency translation	0	(279,000)	612,000
At December 31/January 31	$ 0	$ 0	$ 4,380,000